Nuveen California Select Tax-Free Income
Portfolio
Portfolio of Investments November 30, 2023
(Unaudited)
NXC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.9% (100.0% of Total Investments)
X 86,480,854
MUNICIPAL BONDS - 98.9%  (100.0% of Total Investments) X 86,480,854
Consumer Staples - 0.2% (0.2% of Total Investments)
$ 20 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A,
4.000%, 6/01/49
6/30 at 100.00 $ 18,015
1,265 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 132,003
Total Consumer Staples 150,018
Education and Civic Organizations - 0.5% (0.5% of Total Investments)
60 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 59,560
385 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/46,
144A
7/25 at 101.00 382,180
Total Education and Civic Organizations 441,740
Health Care - 11.3% (11.4% of Total Investments)
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
2,590 5.000%, 11/15/46 11/26 at 100.00 2,638,698
1,000 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 961,006
1,240 California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 1,147,213
1,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 939,614
1,365 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 1,345,440
California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2014A:
70 5.000%, 10/01/38 10/24 at 100.00 70,469
255 California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 256,171
450 California Municipal Finance Authority, Revenue Bonds, Community Health
System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 418,228
35 California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical
Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 35,053
130 California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A, 5.250%, 11/01/41
11/26 at 100.00 129,084
150 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 164,333
350 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 352,419
1,365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 1,325,432
70 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 75,592
Total Health Care 9,858,752

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 8.4% (8.5% of Total Investments)
$ 615 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 $ 380,544
590 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 446,739
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 625,800
200 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 144,388
609 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 605,454
519 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 482,212
89 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 87,449
513 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 496,683
California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A:
25 5.250%, 8/15/39 8/24 at 100.00 25,178
65 5.250%, 8/15/49 8/24 at 100.00 65,267
660 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 450,095
225 CMFA Special Finance Agency, California, Essential Housing Revenue Bonds,
Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58, 144A
2/32 at 100.00 164,259
320 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57, 144A
5/32 at 100.00 216,653
425 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 343,380
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 401,346
650 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 502,969
540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 373,038
265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1,
3.125%, 7/01/56, 144A
7/32 at 100.00 166,404
115 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 80,008
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 182,096
50 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 34,677
100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 65,240
185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 131,503
160 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 111,556
585 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 363,398

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 600 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 $ 387,724
Total Housing/Multifamily 7,334,060
Tax Obligation/General - 20 .3% (20.6% of Total Investments)
620 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%,
8/01/46
8/27 at 100.00 652,402
1,000 California State, General Obligation Bonds, Various Purpose Refunding Series
2015, 5.000%, 8/01/34
8/25 at 100.00 1,026,135
1,000 Chaffey Joint Union High School District, San Bernardino County, California,
General Obligation Bonds, Election 2012 Series 2017C, 5.250%, 8/01/47
2/27 at 100.00 1,040,608
1,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 971,545
2,790 Natomas Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2018, Series 2020A, 4.000%, 8/01/49 - AGM
Insured
8/26 at 100.00 2,756,544
7,575 Palomar Pomerado Health, California, General Obligation Bonds, Convertible
Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/34
No Opt. Call 5,007,349
65 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 56,286
1,000 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017, 5.250%,
8/01/46
8/27 at 100.00 1,051,563
8,075 San Bernardino Community College District, California, General Obligation
Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call 3,120,816
2,000 (c) West Hills Community College District, California, General Obligation Bonds,
School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%,
8/01/38 - AGM Insured
8/31 at 100.00 2,129,245
Total Tax Obligation/General 17,812,493
Tax Obligation/Limited - 13.2% (13.4% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
1/24 at 100.00 1,003,155
20 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 20,112
2,000 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2013F,
5.250%, 9/01/33
1/24 at 100.00 2,003,015
15 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 15,399
1,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/39
6/26 at 100.00 1,036,091
3,000 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A,
5.000%, 7/01/44
7/28 at 100.00 3,187,471
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area
1, Series 2009, 7.000%, 3/01/34
1/24 at 100.00 1,003,178
1,118 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,086,785
550 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 518,136
180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 194,739
60 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 60,268
20 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds,
Series 2011, 7.000%, 10/01/26
1/24 at 100.00 20,052
1,285 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28
9/25 at 103.00 1,354,091

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 60 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 $ 60,828
Total Tax Obligation/Limited 11,563,320
Transportation - 14.0% (14.1% of Total Investments)
60 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 58,098
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
1,000 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 1,001,021
800 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 815,033
1,860 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding & Subordinate Series 2022C, 4.000%,
5/15/40, (AMT)
5/32 at 100.00 1,825,899
1,525 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2022A, 5.000%, 5/15/45, (AMT)
5/32 at 100.00 1,600,622
3,250 Riverside County Transportation Commission, California, Toll Revenue Senior
Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%,
6/01/39
6/31 at 100.00 3,170,645
305 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/53, (AMT)
7/33 at 100.00 315,588
1,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 1,032,766
1,400 San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C, 5.500%, 5/01/40,
(AMT)
5/33 at 100.00 1,568,525
90 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A, 4.000%,
1/15/50
1/32 at 100.00 88,026
750 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%,
1/15/44
1/25 at 100.00 756,771
Total Transportation 12,232,994
U.S. Guaranteed - 10.4% (10.5 % of Total Investments) (d)
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
410 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 437,619
2,500 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 2,607,942
California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2014A:
55 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 55,923
530 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43, (Pre-
refunded 1/15/24)
1/24 at 100.00 531,989
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
1,170 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 1,173,447
1,175 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 1,178,751
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
1,350 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,391,506
1,650 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,700,730
Total U.S. Guaranteed 9,077,907
Utilities - 20.6% (20.8% of Total Investments)
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
375 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 375,076
1,160 5.000%, 11/21/45, (AMT), 144A 7/24 at 100.00 1,152,331

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 $ 2,078,256
645 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 716,361
1,970 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 1,979,615
2,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 2,195,124
Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A:
3,000 5.000%, 7/01/44 1/27 at 100.00 3,114,428
2,900 4.000%, 7/01/47 1/27 at 100.00 2,875,126
1,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 1,075,403
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 242,580
2,050 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 2,205,270
Total Utilities 18,009,570
Total Municipal Bonds
(cost $85,539,728) 86,480,854
Total Long-Term Investments
(cost $85,539,728) 86,480,854
Other Assets & Liabilities, Net - 1.1% 992,955
Net Assets Applicable to Common Shares - 100% $ 87,473,809
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 86,480,854 $ – $ 86,480,854
Total
$ – $ 86,480,854 $ – $ 86,480,854

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXC
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax